Relationship with Parent and Related Entities (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Management fees	The following table summarizes the components of general allocated corporate expenses for the years ended December 31, 2021, 2020, and 2019:

	Years Ended December 31,
	2021	2020	2019

	(in thousands)
General and administrative	$20,357	$31,357	$17,394
Research and development	253	1,672	1,224
Sales and marketing	297	1,969	1,128
Cost of revenue	140	149	99
Total	$21,047	$35,147	$19,845